Intangible Assets and Goodwill, Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Goodwill [Abstract]
Balance - Beginning of year	$ 38,648	$ 39,892
Foreign currency translation adjustment	1,692	(1,244)
Balance - End of year	$ 40,290	$ 38,648